Related Party Transactions (Details Narrative)							12 Months Ended
	May 02, 2020 shares	Nov. 10, 2019 shares	Nov. 02, 2019 shares	May 10, 2019 shares	May 02, 2019 shares	Apr. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	May 01, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Due to related parties
Share issued during period, shares | shares		48,791	86,739	38,974	73,853
Loan amount
Share issue costs								782,131
Consulting fee							445,158	605,099
Reverse Split [Member]
Share issued during period, shares | shares	412,008	231,758	412,008	185,125
For Management Services [Member] | First Liberty Corp. [Member]
Due to related parties								17,271
For Consulting Services [Member] | BC Ltd [Member]
Due to related parties							8,862	37,682			$ 23,154
David Welch [Member]
Due to related parties							$ 38,395	186,971
Share issued during period, shares | shares							13,158
David Welch [Member] | Reverse Split [Member]
Share issued during period, shares | shares							62,500
Ingo Mueller, CEO [Member]
Loan amount						$ 18,625
Debt instrument, interest rate						2.00%				2.00%
Debt, maturity date						Aug. 09, 2019
Ingo Mueller, CEO [Member] | CAD [Member]
Loan amount										$ 25,000
Arni Johannson [Member] | For Investor Services Relations [Member] | 12 Months Consulting Agreement [Member]
Due to related parties
Arni Johannson [Member] | For Investor Services Relations [Member] | CAD [Member] | 12 Months Consulting Agreement [Member]
Due to related parties									$ 10,000
Troy McClellan [Member]
Share issue costs								2,355
Consulting fee								86,668
Accounts Payable and Accrued Liabilities [Member]
Due to related parties							$ 3,223	$ 35,093